CONSTRUCTION LIABILITY (Details Narrative) - Construction Contract [Member] - Counterparty [Member]	12 Months Ended
Dec. 31, 2016 USD ($)
Litigation payment	$ 82,500
Noninterest bearing liablities	90,000
Accrued liability	$ 3,750
Term of noninterest bearing note	Two year